Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
(Loss) income before income taxes	$ (3,622,848)	$ 3,140,592
Expected income tax recovery (expense) at Canadian statutory income tax rate of 26.5% (2021 - 26.5%)	960,055	(832,446)
Permanent differences
Net unrealized (loss) gain on equity and other investments	(418,609)	377,707
Stock-based compensation	(17,681)	155,011
Foreign tax rate differential	35,982	75,940
Tax credits recognized during the year	17,182	27,244
Change in valuation allowance	(397,119)	(17,805)
Other items	(17,380)	(11,584)
Recovery of (provision for) income taxes	$ 162,430	$ (225,933)
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.50%	26.50%